Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Licenses
Licenses
Licenses

Year Ended December 31,	2015	2014
(Dollars in thousands)
Balance at beginning of year	$1,443,438	$1,401,126
Acquisitions[1]	345,807	41,707
Transferred to Assets Held for Sale	–	(56,809)
Exchanges[2]	43,485	55,780
Other	1,482	1,634
Balance at end of year	$1,834,212	$1,443,438

[1]

Amount in 2015 includes purchases totaling $338.3 million made by Advantage Spectrum from the FCC for licenses in which it was the provisional winning bidder in Auction 97.  See Note 6 — Acquisitions, Divestitures and Exchanges, and Note 13 — Variable Interest Entities for further information.

[2]

Amount in 2015 represents licenses received in the March 2015 PCS license exchange. See Note 6 — Acquisitions, Divestitures and Exchanges for further information.  Licenses disposed of in the exchange were previously removed from the Licenses balance and reflected in Assets held for sale in the Consolidated Balance Sheet as of December 31, 2014.

Goodwill
Goodwill
Goodwill

Year Ended December 31,	2015	2014
(Dollars in thousands)
Balance at beginning of year	$370,151	$387,524
Divestitures	–	(1,092)
Transferred to Assets held for sale	–	(16,281)
Other	(555)	–
Balance at end of year	$369,596	$370,151